REVENUE RECOGNITION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
REVENUE RECOGNITION
REVENUE RECOGNITION

3.    REVENUE RECOGNITION

Disaggregation of Revenue

The Company disaggregates revenue from contracts with customers by product type. The Company believes that these categories aggregate the payor types by nature, amount, timing and uncertainty of its revenue streams. The following table summarizes the Company’s disaggregated revenues (in thousands):

	Pattern of	Nine Months Ended September 30,
	Recognition	2021	2020
Device	Point in time	$521	$77
Service	Over time	539	10
Total revenue		$1,060	$87

Contract Balances

Contract balances represent amounts presented in the condensed consolidated and combined balance sheets when either the Company has transferred goods or services to the customer, or the customer has paid consideration to the Company under the contract. These contract balances include trade accounts receivable and deferred revenue. Deferred revenue represents consideration received from customers at the beginning of the subscription period for services that are transferred to the customer over the respective subscription period. The accounts receivable balances represent amounts billed to customers for goods and services where the Company has an unconditional right to payment of the amount billed.

The following table provides information about receivables and deferred revenue from contracts with customers (in thousands):

	September 30,	December 31,
	2021	2020
Accounts receivable	$940	$174
Unbilled receivables	48	—
Deferred revenue	774	158
Long term deferred revenue	340	—

The Company recognizes a receivable when it has an unconditional right to payment, and payment terms range from 20 days to 6 months based on the terms agreed upon with the respective customer.

The amount of revenue recognized during the nine months ended September 30, 2021 and 2020 that was included in the deferred revenue balance at the beginning of the period was $157 and $0, respectively.

Transaction price allocated to remaining performance obligations

As of September 30, 2021 and December 31, 2020, the Company had remaining performance obligations amounting to $2,028 and $859, respectively. As of September 30, 2021, the Company expects to recognize approximately 24% of its remaining performance obligations as revenue in fiscal year 2021, and an additional 76% in fiscal year 2022 and thereafter.

3.    REVENUE RECOGNITION

Disaggregation of Revenue

The Company disaggregates revenue from contracts with customers by product type. The Company believes that these categories aggregate the payor types by nature, amount, timing and uncertainty of its revenue streams. The following table summarizes the Company’s disaggregated revenues (in thousands):

	Pattern of
	Recognition	2020	2019
Device	Point in time	$200	$—
Service	Overtime	94	—
Total revenue		$294	$—

Contract Balances

Contract balances represent amounts presented in the combined balance sheets when either the Company has transferred goods or services to the customer, or the customer has paid consideration to the Company under the contract. These contract balances include trade accounts receivable and deferred revenue. Deferred revenue represents consideration received from customers at the beginning of the subscription period for services that are transferred to the customer over the respective subscription period. The accounts receivable balances represent amounts billed to customers for goods and services where the Company has an unconditional right to payment of the amount billed.

The following table provides information about receivables and deferred revenue from contracts with customers (in thousands):

	2020	2019
Accounts receivable	174	—
Deferred revenue, current	158	—

The Company recognizes a receivable when it has an unconditional right to payment, and payment terms range from 20 days to 6 months based on the terms agreed upon with the respective customer.

The amount of revenue recognized during the year ended December 31, 2020 that was included in the deferred revenue balance at the beginning of the period was $0.

Revenue from leasing arrangements is not subject to the revenue standard for contracts with customers and remains separately accounted for under existing lease accounting guidance. The Company records operating lease rental revenue as service revenue on a straight-line basis over the lease term. The Company records revenue from the sale of equipment under sales-type leases as product revenue in an amount equal to the present value of minimum lease payments at the inception of the lease. Sales-type leases also produce financing income, which is included in products net revenue in the combined statements of operations and comprehensive loss and is recognized at effective rates of return over the lease term.

Transaction Price Allocated to Remaining Performance Obligations

On December 31, 2020, the Company had $859 of remaining performance obligations. The Company expects to recognize approximately 37% of its remaining performance obligations as revenue in fiscal year 2021, and an additional 63% in fiscal year 2022 and thereafter.

Significant Judgments

The Company makes significant judgments applying the guidance related to the determination of the timing and pattern of satisfaction of performance obligations, determination of the standalone selling price of performance obligations, and estimation of variable consideration.

Costs of Obtaining or Fulfilling Contracts

The Company incurs incremental costs of obtaining contracts with customers. Incremental costs of obtaining contracts, which include commissions paid as a result of obtaining contracts with customers, are capitalized to the extent that the Company expects to recover such costs. Capitalized costs are amortized in a pattern that is consistent with the Company’s transfer to the customer of the related goods and services. Such costs were not material during the years ended December 31, 2020 and 2019.

Practical Expedients and Accounting Policy Elections

As a practical expedient, the Company does not adjust transaction price for the effects of a significant financing component in contracts in which the period between when the Company transfers the promised good or service to the customer and when the customer pays for that good or service is a year or less.

The Company has made an accounting policy election to exclude all sales taxes from the transaction price of its contracts with customers. Accordingly, sales taxes collected from customers and remitted to government authorities is not included in revenue and is accounted for as a liability until it has been remitted to the respective government authority.